Summary of Selected Significant Accounting Polices (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Advertising costs	$ 2,900	$ 2,100	$ 2,000
Debt issuance costs	(594)
Amortization of debt issuance cost	20
Deferred costs	574
Estimated claims amount	$ 170	$ 160
Minimum [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	7 years